LEASES - Future Minimum Operating Lease Revenue Receipts (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 57,494
2019	35,785
2020	23,166
2021	8,370
2022	0
Thereafter	0
Total	$ 124,815